Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2016
Convertible Notes Payable Tables
Schedule of Convertible Notes Payable
	December 31, 2016		December 31, 2015
	Principal (net)	Accrued Interest	Principal (net)	Accrued Interest
July and August 2012 $1,060,000 Notes convertible into common stock at $4.60 per share, 12% interest, due December 2013 and January 2014	$95,000	$50,365	$165,000	69,712
January 2014 $50,000 Note convertible into common stock at a variable conversion price, 8% interest, due January 2015	-	-	50,000	7,682
January 2014 $55,500 Note convertible into common stock at a variable conversion price, 10% interest, due October 2014	-	-	10,990	5,457
February 2014 $46,080 Note convertible into common stock at a variable conversion price, 10% interest, due February 2015	-	-	-	2,358
February 2014 $27,800 Note convertible into common stock at a variable conversion price, 10% one-time interest, due February 2015	-	-	20,000	-
March 2014 $50,000 Note convertible into common stock at a variable conversion price, 10% interest, due March 2015	-	-	36,961	6,572
March 2014 $165,000 Note convertible into common stock at a variable conversion price, 10% interest, due April 2015	-	-	61,301	24,109
April 2014 $32,000 Note convertible into common stock at a variable conversion price, 10% interest, due April 2015	-	-	22,042	3,034
April 2014 $46,080 Note convertible into common stock at a variable conversion price, 10% interest due April 2015	-	-	5,419	4,608
May 2014 $55,000 Note convertible into common stock at a variable conversion price, 12% interest, due May 2015	-	-	25,000	1,836
June 2014 $28,800 Note convertible into common stock at a variable conversion price, 10% interest due June 2015	-	-	28,800	2,880
June 2014 $40,000 Note convertible into common stock at a variable conversion price, 10% interest, due June 2015	-	-	40,000	6,049
June 2014 $40,000 Note convertible into common stock at a variable conversion price, 10% interest, due June 2015	-	-	38,689	5,851
June 2014 $56,092 Note convertible into common stock at a variable conversion price, 16% interest, due July 2015	-	-	56,092	13,462
July 2014 $37,500 Note convertible into common stock at a variable conversion price, 12% interest, due July 2015	-	-	37,015	6,377
August 2014 $36,750 Note convertible into common stock at a variable conversion price, 10% interest, due April 2015	-	-	36,750	5,538
August 2014 $33,500 Note convertible into common stock at a variable conversion price, 4% interest, due February 2015	-	-	33,500	-
September 2014 $37,500 Note convertible into common stock at a variable conversion price, 12% interest, due September 2015	-	-	36,263	5,576
May through October 2015 $605,000 Notes convertible into preferred stock at $1 per share, 8-10% interest, due September 30, 2015	-	17,341	-	18,264
October through December 2015 $613,000 Notes convertible into preferred stock at $1 per share, 8% interest, due June 30, 2016, net of debt discount of $0 and $560,913, respectively	-	5,953	52,087	2,519
January through March 2016 $345,000 Notes convertible into preferred stock at $1 per share, 8% interest, due June 30, 2016	-	696	-	-
November 2016 $979,162 Notes convertible into common stock at a variable conversion price, 10% interest, due May 2017, net of debt discounts of $540,720 and $0, respectively	438,442	12,397	-	-
Penalties on notes in default	11,066	-	1,032,475	-
Total Convertible Notes Payable, Net	$544,508	$86,752	$1,788,384	$191,884